Joint Ventures - Dividends Received (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Dividends received		$ 9,328	$ 6,354	$ 11,663
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Share of ownership in associates		50.00%
Dividends received		$ 0	0	0
Pavoni & C. Spa
Disclosure of joint ventures [line items]
Share of ownership in associates		50.00%
Dividends received		$ 0	0	0
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates		50.00%
Dividends received		$ 0	0	0
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Share of ownership in associates		49.99%
Dividends received		$ 0	0	0
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Share of ownership in associates		50.00%
Dividends received		$ 0	0	0
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates	37.50%	37.50%
Dividends received		$ 0	0	0
Dividends received
Disclosure of joint ventures [line items]
Dividends received		$ 0	$ 0	$ 0